Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Provision for income taxes	$ 0
Federal orphan drug tax credit carry forwards	3,555,000
Tax credit carry forwards expiration period	2034
Change in amount of deferred tax assets	15,564,000
Federal operating loss carryforwards	55,821,000
State operating loss carryforwards	55,443,000
Federal and state net operating loss carryforwards expiration year	2031
Valuation allowance	28,303,000	12,739,000
Income tax position description	For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority.
Unrecognized tax benefit related to start-up costs	0	2,880,000	1,477,000	504,000
Accrued interest or penalties related to uncertain tax positions	0	0
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Research and development tax credits carryforwards	663,000
Research and development tax credits carryforwards expiration year	2031
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Research and development tax credits carryforwards	$ 326,000
Research and development tax credits carryforwards expiration year	2027